Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 83.5%
Communication Services — 5.9%
Diversified Telecommunication Services — 2.1%
AT&T Inc., Senior Notes	6.950%	1/15/28	2,790,000	$2,961,862
AT&T Inc., Senior Notes	4.500%	5/15/35	1,210,000	1,178,756
AT&T Inc., Senior Notes	6.375%	3/1/41	853,000	947,363
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	195,110
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	612,227 (a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	158,817
AT&T Inc., Senior Notes	3.550%	9/15/55	1,563,000	1,144,257
AT&T Inc., Senior Notes	3.800%	12/1/57	1,290,000	977,511
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	96,581
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	322,096
Frontier California Inc., Senior Notes	6.750%	5/15/27	2,190,000	2,269,212
NTT Finance Corp., Senior Notes	5.136%	7/2/31	2,080,000	2,154,855 (a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	215,734
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	350,000	332,223
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	548,000	489,502
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	213,807
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	860,000	702,772
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	540,000	406,391
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	269,963
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	391,952
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	244,388
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	420,000	440,618
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	360,000	236,337
Total Diversified Telecommunication Services				16,962,334
Entertainment — 0.4%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	79,706
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	79,291
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	189,155
Walt Disney Co., Senior Notes	5.400%	10/1/43	310,000	325,546
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,990,000	1,768,433
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	660,000	539,106
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	100,000	77,189
Total Entertainment				3,058,426
Interactive Media & Services — 0.2%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	910,000	929,190
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	440,000	461,313
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	50,000	53,448
Total Interactive Media & Services				1,443,951
Media — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,739,000	1,669,533
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	1,670,000	1,487,471
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	3,380,000	$3,517,092
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	583,434
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	250,000	173,823
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	260,000	159,595
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	640,000	395,534
Comcast Corp., Senior Notes	7.050%	3/15/33	710,000	830,386
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	96,922
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	235,519
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	167,316
Comcast Corp., Senior Notes	2.937%	11/1/56	1,463,000	957,060
Comcast Corp., Senior Notes	4.950%	10/15/58	650,000	625,545
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,310,000	3,293,783
Fox Corp., Senior Notes	6.500%	10/13/33	900,000	985,295
Fox Corp., Senior Notes	5.476%	1/25/39	710,000	716,634
Historic TW Inc., Senior Notes	8.300%	1/15/36	1,370,000	1,522,477
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	56,922
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,158,000	1,333,179
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	604,037
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	830,000	872,310
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,560,000	1,562,990
Total Media				21,846,857
Wireless Telecommunication Services — 0.6%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	2,050,000	2,092,622
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	1,090,000	971,807
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	610,000	526,511
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	138,394
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,150,000	883,735
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	810,000	588,484
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	132,000	145,527
Total Wireless Telecommunication Services				5,347,080

Total Communication Services				48,658,648
Consumer Discretionary — 10.3%
Automobile Components — 0.9%
BorgWarner Inc., Senior Notes	4.950%	8/15/29	70,000	71,205
BorgWarner Inc., Senior Notes	5.400%	8/15/34	240,000	245,186
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	6,370,000	6,319,230 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,120,000	1,130,286 (a)
Total Automobile Components				7,765,907
Automobiles — 3.0%
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	1,220,000	1,226,876 (a)
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	353,176
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
Ford Motor Co., Senior Notes	3.250%	2/12/32	540,000	$460,053
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	348,236
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	590,000	604,091
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,105,511
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,360,000	1,356,995
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	409,177
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	692,178
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	1,410,000	1,524,857
General Motors Co., Senior Notes	6.125%	10/1/25	1,170,000	1,181,469
General Motors Co., Senior Notes	5.600%	10/15/32	778,000	802,814
General Motors Co., Senior Notes	6.600%	4/1/36	560,000	606,212
General Motors Co., Senior Notes	6.750%	4/1/46	620,000	675,299
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	188,482
Hyundai Capital America, Senior Notes	5.400%	1/8/31	1,380,000	1,427,301 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	1,600,000	1,660,123 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	487,178 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	370,000	346,954 (a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	7,675,000	7,548,943 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,270,000	1,293,119 (a)
Total Automobiles				24,299,044
Broadline Retail — 0.5%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	640,000	559,727
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	370,137
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,230,000	881,461
Amazon.com Inc., Senior Notes	3.950%	4/13/52	1,225,000	1,066,239
Amazon.com Inc., Senior Notes	4.250%	8/22/57	780,000	706,641
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	240,000	232,470
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	720,000	652,962
Total Broadline Retail				4,469,637
Diversified Consumer Services — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	423,517
Hotels, Restaurants & Leisure — 4.2%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	870,000	871,923 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	630,000	649,152 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	5,930,000	5,830,493
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000	639,004
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	590,000	613,428
McDonald’s Corp., Senior Notes	4.450%	3/1/47	530,000	483,903
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,200,000	1,189,758 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	770,000	722,783 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	830,000	856,835 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,354,000	1,352,857 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	750,000	778,473 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	410,000	420,582 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	5,973,000	5,963,798
Sands China Ltd., Senior Notes	3.800%	1/8/26	1,411,000	1,388,250
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	3.800%	1/8/26	150,000	$147,582 (b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,640,000	2,667,065
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	833,851 (b)
Sands China Ltd., Senior Notes	4.375%	6/18/30	1,580,000	1,514,350
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	7,110,000	7,110,000 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	395,010 (a)
Total Hotels, Restaurants & Leisure				34,429,097
Household Durables — 0.6%
Newell Brands Inc., Senior Notes	4.000%	12/1/24	1,340,000	1,337,901
Newell Brands Inc., Senior Notes	4.875%	6/1/25	2,860,000	2,846,542
TopBuild Corp., Senior Notes	3.625%	3/15/29	390,000	364,017 (a)
Total Household Durables				4,548,460
Specialty Retail — 0.5%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,610,000	2,444,358 (a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	660,000	616,459 (a)
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	620,000	455,526
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	5,078
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,110,000	755,304
Total Specialty Retail				4,276,725
Textiles, Apparel & Luxury Goods — 0.5%
Tapestry Inc., Senior Notes	7.050%	11/27/25	600,000	612,111
Tapestry Inc., Senior Notes	7.000%	11/27/26	3,720,000	3,850,200
Total Textiles, Apparel & Luxury Goods				4,462,311

Total Consumer Discretionary				84,674,698
Consumer Staples — 2.2%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	190,000	198,094
Coca-Cola Co., Senior Notes	5.200%	1/14/55	1,110,000	1,165,506
Total Beverages				1,363,600
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	1,760,000	1,773,086 (a)
Albertsons Cos. Inc/Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	800,000	748,197 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	1,260,000	1,268,993
Total Consumer Staples Distribution & Retail				3,790,276
Food Products — 0.1%
J M Smucker Co., Senior Notes	6.200%	11/15/33	730,000	807,751
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/53	310,000	318,813
Kenvue Inc., Senior Notes	5.200%	3/22/63	200,000	205,563
Total Personal Care Products				524,376
Tobacco — 1.4%
Altria Group Inc., Senior Notes	4.800%	2/14/29	317,000	321,048
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,370,000	1,169,733
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,920,000	1,497,825
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	51,528
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	$156,292
Altria Group Inc., Senior Notes	5.950%	2/14/49	440,000	462,009
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,670,000	1,554,329
BAT Capital Corp., Senior Notes	6.000%	2/20/34	700,000	748,497
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	1,590,000	1,680,006
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	1,710,000	1,777,876
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	498,667
Reynolds American Inc., Senior Notes	8.125%	5/1/40	610,000	744,842
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	600,634
Total Tobacco				11,263,286

Total Consumer Staples				17,749,289
Energy — 15.4%
Oil, Gas & Consumable Fuels — 15.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	1,480,000	1,532,971 (a)
Apache Corp., Senior Notes	7.950%	4/15/26	555,000	581,093
Apache Corp., Senior Notes	5.350%	7/1/49	810,000	702,817
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,414,000	4,286,868 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,824,000	1,828,604 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	740,000	777,178 (a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	730,000	506,111
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	1,660,000	1,750,358 (c)(d)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	570,000	510,165
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	4,900,000	4,894,817 (a)
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	1,060,000	1,080,625 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,598,000	1,602,820 (a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,344,735
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	505,000	528,257 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,300,000	1,387,908 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	1,030,000	1,066,410
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	379,246 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,220,000	1,202,687
Continental Resources Inc., Senior Notes	2.875%	4/1/32	2,160,000	1,825,794 (a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	750,000	665,295
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	640,000	690,769 (a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	72,351
Devon Energy Corp., Senior Notes	4.500%	1/15/30	400,000	396,607
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	610,801
Devon Energy Corp., Senior Notes	5.200%	9/15/34	600,000	597,708
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,820,000	1,784,923
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,580,000	1,411,816
Devon Energy Corp., Senior Notes	5.750%	9/15/54	250,000	243,510
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,493,408
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	910,000	755,982
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,130,000	970,840
Ecopetrol SA, Senior Notes	8.375%	1/19/36	870,000	890,119
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	$374,916
Ecopetrol SA, Senior Notes	5.875%	11/2/51	900,000	654,814
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	655,000	695,072
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	685,000	685,074 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	3,090,000	3,085,380 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	760,000	778,259 (c)(d)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	5,250,000	5,381,780 (a)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	540,000	555,677
Energy Transfer LP, Senior Notes	8.250%	11/15/29	1,031,000	1,184,894
Energy Transfer LP, Senior Notes	6.400%	12/1/30	1,620,000	1,765,891
Energy Transfer LP, Senior Notes	7.375%	2/1/31	707,000	752,721 (a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	538,773
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	125,021
Energy Transfer LP, Senior Notes	6.125%	12/15/45	230,000	240,177
Energy Transfer LP, Senior Notes	5.950%	5/15/54	1,420,000	1,454,444
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,350,000	1,553,198
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	2,270,000	2,306,151
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	284,076
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	940,000	812,953
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	720,000	515,214
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	720,000	565,268
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	8.343%	8/16/77	2,020,000	2,023,758 (d)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,420,000	2,317,940 (d)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,440,000	1,483,311 (a)
EQT Corp., Senior Notes	3.625%	5/15/31	990,000	909,404 (a)
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	3,760,000	3,189,429 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	1,140,000	1,180,935 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	11/1/28	2,280,000	2,277,313 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	780,000	681,300 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	453,927
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	20,000	20,323
MPLX LP, Senior Notes	4.500%	4/15/38	1,530,000	1,414,956
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	645,946	636,257 (a)(d)(e)
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,118,533
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	530,000	519,828
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	587,625
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,190,000	1,378,300
Occidental Petroleum Corp., Senior Notes	5.550%	10/1/34	710,000	721,321
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	1,034,745
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	170,000	141,225
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	320,000	259,951
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	$76,320
ONEOK Inc., Senior Notes	6.050%	9/1/33	500,000	534,506
ONEOK Inc., Senior Notes	6.625%	9/1/53	1,190,000	1,321,361
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	940,000	925,262 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	1,545,000	1,543,624 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	710,000	721,978 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,270,000	1,277,572
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	790,000	670,196
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	220,000	150,882 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	3,030,000	3,035,193
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.490%	10/31/24	2,952,000	2,954,042 (c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	165,131
Puma International Financing SA, Senior Notes	7.750%	4/25/29	890,000	916,033 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,630,000	1,623,105
Range Resources Corp., Senior Notes	8.250%	1/15/29	660,000	683,699
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	2,270,000	2,007,843 (a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	570,000	518,207
Shell International Finance BV, Senior Notes	3.250%	4/6/50	370,000	274,801
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	450,000	430,834
Targa Resources Corp., Senior Notes	4.200%	2/1/33	2,090,000	1,980,276
Targa Resources Corp., Senior Notes	6.500%	3/30/34	1,960,000	2,167,028
Targa Resources Corp., Senior Notes	5.500%	2/15/35	1,240,000	1,277,547
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	720,000	738,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	790,000	784,702
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,060,000	998,300
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	2,690,000	2,932,409
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	1,580,000	1,661,038
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	960,000	872,935
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,086,000	1,077,751
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	900,000	867,095
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	960,000	1,015,572
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,570,000	1,487,373
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	530,000	481,745
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	570,000	529,325
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	510,000	462,930

Total Energy				126,199,117
Financials — 22.2%
Banks — 11.3%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	700,000	724,837 (a)(d)
Banco Santander SA, Junior Subordinated Notes (8.000% to 8/1/34 then 5 year Treasury Constant Maturity Rate + 3.911%)	8.000%	2/1/34	1,400,000	1,489,047 (c)(d)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	1,413,772 (c)(d)
Banco Santander SA, Senior Notes	5.439%	7/15/31	1,600,000	1,673,945
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Banco Santander SA, Senior Notes (5.365% to 7/15/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.365%	7/15/28	1,600,000	$1,638,107 (d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	650,923 (d)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	586,000	505,089 (d)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	2,410,000	2,087,282 (d)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	1,026,220 (d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	725,838 (d)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	340,000	255,793 (d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,534,615 (d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	179,892 (d)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	1,290,000	1,198,465 (d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	127,239 (d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	83,168 (d)
Bank of America Corp., Senior Notes (5.288% to 4/25/33 then SOFR + 1.910%)	5.288%	4/25/34	2,990,000	3,109,705 (d)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	430,000	452,355 (d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,030,000	2,557,704 (d)
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	2,400,000	2,461,183 (d)
Bank of Montreal, Junior Subordinated Notes (7.300% to 11/26/34 then 5 year Treasury Constant Maturity Rate + 3.010%)	7.300%	11/26/84	1,720,000	1,816,368 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	1,070,000	1,149,028 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	870,000	943,204 (d)
BBVA Bancomer SA, Senior Notes	5.250%	9/10/29	2,830,000	2,872,591 (a)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 9/10/34 then 5 year Treasury Constant Maturity Rate + 3.535%)	7.375%	9/10/34	200,000	208,624 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	3,390,000	3,579,640 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	215,069 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	1,368,830 (a)(c)(d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	2,040,000	2,084,016 (a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	2,360,000	2,548,819 (a)(d)
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	1,480,000	1,550,540 (a)(d)
Citibank NA, Senior Notes	5.570%	4/30/34	1,130,000	1,205,983
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	540,289
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	1,230,000	1,067,924 (d)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	360,000	316,595 (d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	1,520,000	1,424,594 (d)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	66,489
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citizens Financial Group Inc., Subordinated Notes	4.023%	10/1/24	950,000	$950,000
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	2,020,000	2,082,862 (d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	6,930,000	7,137,034 (a)(c)(d)
Credit Agricole SA, Senior Notes	5.365%	3/11/34	420,000	438,819 (a)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	1,610,000	1,526,811 (a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.950% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.191%)	6.950%	3/11/34	620,000	640,160 (c)(d)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	492,505 (d)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	263,890 (d)
HSBC Holdings PLC, Senior Notes (2.999% to 3/10/25 then SOFR + 1.430%)	2.999%	3/10/26	970,000	961,104 (d)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	250,000	257,055 (d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	340,000	384,306 (d)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	180,000	209,542
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	3,210,000	3,658,223 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	460,000	551,961 (a)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	810,000	650,844 (a)(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	1,880,000	1,616,116 (d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	2,240,000	1,971,128 (d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	720,000	615,672 (d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	345,700 (d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	653,354 (d)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	1,390,000	1,390,735 (d)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	2,430,000	2,535,298 (d)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	1,860,000	2,005,110 (d)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	689,801 (d)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	650,000	598,022 (d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	453,153 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	630,000	637,335 (c)(d)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	940,000	938,587 (d)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	1,140,000	1,132,694 (a)(c)(d)
PNC Financial Services Group Inc., Junior Subordinated Notes (6.250% to 3/15/30 then 7 year Treasury Constant Maturity Rate + 2.808%)	6.250%	3/15/30	1,677,000	1,707,173 (c)(d)
PNC Financial Services Group Inc., Senior Notes (5.401% to 7/23/34 then SOFR + 1.599%)	5.401%	7/23/35	190,000	198,208 (d)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	320,000	332,915
Swedbank AB, Senior Notes	6.136%	9/12/26	690,000	712,782 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,570,000	$1,688,240 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	1,890,000	1,748,562 (d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,291,000	1,339,655 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	1,960,000	2,057,198 (d)
Total Banks				92,426,336
Capital Markets — 5.2%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	960,000	1,000,673
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	1,520,000	1,361,224 (c)(d)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	3,669,000	3,672,022 (c)(d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	3,220,000	3,359,506 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	2,910,000	2,466,900
Credit Suisse AG AT1 Claim	—	—	22,790,000	683,700 *(e)(f)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	1,160,000	1,200,683 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	400,000	413,277 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.125% to 11/10/34 then 10 year Treasury Constant Maturity Rate + 2.400%)	6.125%	11/10/34	510,000	513,486 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	620,000	668,012 (c)(d)
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	2,350,000	2,039,076 (d)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	2,140,000	1,891,779 (d)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	2,120,000	2,196,910 (d)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	1,720,000	1,848,855 (d)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	80,000	79,988
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	330,000	279,431 (d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	290,000	253,223 (d)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	242,087 (d)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	2,640,000	2,742,482 (d)
Morgan Stanley, Senior Notes (5.424% to 7/21/33 then SOFR + 1.880%)	5.424%	7/21/34	130,000	135,626 (d)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	600,000	644,725 (d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	810,000	901,061 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	4,080,000	3,415,216 (d)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	870,000	913,787 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	570,000	597,746 (d)
Nuveen LLC, Senior Notes	5.550%	1/15/30	850,000	890,360 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	980,000	1,038,324 (a)
State Street Corp., Junior Subordinated Notes (6.700% to 9/15/29 then 5 year Treasury Constant Maturity Rate + 2.628%)	6.700%	9/15/29	900,000	934,022 (c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,610,000	1,784,043 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	1,130,000	1,335,472 (a)(c)(d)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	2,310,000	$2,084,112 (a)(d)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	850,390 (a)(d)
Total Capital Markets				42,438,198
Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	210,000	209,417
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	290,000	256,697
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	2,750,000	2,301,082
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	960,000	995,655 (d)
Apollo Global Management Inc., Senior Notes	5.800%	5/21/54	770,000	821,652
GE Capital European Funding Unlimited Co., Senior Notes	6.025%	3/1/38	400,000 EUR	566,112
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,290,000 GBP	1,797,329
GE Capital UK Funding Unlimited Co., Senior Notes	8.000%	1/14/39	180,000 GBP	295,358 (b)
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.565%	12/21/65	5,950,000	4,717,141 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.815%	12/21/65	260,000	208,794 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,470,000	1,558,773 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	1,030,000	1,052,999
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	860,000	925,274
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	300,000	223,092
PayPal Holdings Inc., Senior Notes	5.500%	6/1/54	690,000	726,945
PayPal Holdings Inc., Senior Notes	5.250%	6/1/62	240,000	242,693
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	890,000	855,136 (a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	3,108,146
Total Financial Services				20,862,295
Insurance — 3.0%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	1,950,000	1,947,351 (a)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	1,200,000	1,240,514 (a)(d)
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	417,527 (a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	940,000	748,613 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	228,952 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	2,550,000	2,678,429
Aon North America Inc., Senior Notes	5.750%	3/1/54	1,000,000	1,060,201
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	1,260,000	1,344,386
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	880,000	937,210 (a)
Global Atlantic Fin Co., Senior Notes (7.950% to 10/15/29 then 5 year Treasury Constant Maturity Rate + 3.608%)	7.950%	10/15/54	780,000	816,139 (a)(d)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,781,411	4,776,489 (a)(g)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	184,804 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	670,000	597,584 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (5.800% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.033%)	5.800%	9/11/54	1,280,000	1,316,460 (a)(d)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	440,000	442,027 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	980,000	786,204 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,390,000	$1,215,282 (a)(d)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	296,309 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	660,000	532,073 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	401,600 (a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,130,000	1,127,504 (a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	1,280,000	1,200,692 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	650,000	565,405 (a)
Total Insurance				24,861,755
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	1,240,000	1,234,002 (a)

Total Financials				181,822,586
Health Care — 5.1%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	4.550%	3/15/35	30,000	30,019
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,590,000	1,469,515
AbbVie Inc., Senior Notes	5.350%	3/15/44	550,000	580,608
AbbVie Inc., Senior Notes	5.400%	3/15/54	1,070,000	1,135,466
AbbVie Inc., Senior Notes	5.500%	3/15/64	560,000	598,436
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	314,370
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	310,715
Amgen Inc., Senior Notes	5.650%	3/2/53	900,000	947,414
Total Biotechnology				5,386,543
Health Care Equipment & Supplies — 0.5%
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	83,887
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	1,470,000	1,516,424 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	710,000	732,211 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	890,000	922,013 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	990,000	1,026,252 (a)
Total Health Care Equipment & Supplies				4,280,787
Health Care Providers & Services — 2.9%
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	1,910,000	1,998,914
Cencora Inc., Senior Notes	5.125%	2/15/34	1,090,000	1,122,922
Centene Corp., Senior Notes	4.625%	12/15/29	270,000	264,402
Centene Corp., Senior Notes	3.375%	2/15/30	620,000	571,808
Cigna Group, Senior Notes	3.200%	3/15/40	600,000	474,361
Cigna Group, Senior Notes	5.600%	2/15/54	530,000	547,692
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	89,487
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	564,730
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	2,110,000	2,181,318
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	499,305
CVS Health Corp., Senior Notes	5.700%	6/1/34	540,000	563,557
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,400,000	1,321,557
CVS Health Corp., Senior Notes	5.050%	3/25/48	610,000	557,168
CVS Health Corp., Senior Notes	6.050%	6/1/54	560,000	584,649
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Elevance Health Inc., Senior Notes	4.100%	5/15/32	610,000	$595,614
HCA Inc., Senior Notes	5.500%	6/1/33	620,000	644,042
HCA Inc., Senior Notes	5.600%	4/1/34	360,000	375,272
HCA Inc., Senior Notes	5.125%	6/15/39	500,000	493,474
HCA Inc., Senior Notes	7.500%	11/15/95	380,000	435,318
Humana Inc., Senior Notes	5.875%	3/1/33	610,000	647,914
Humana Inc., Senior Notes	4.950%	10/1/44	610,000	566,671
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	509,247
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	224,850
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	137,154
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	320,000	229,649
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	1,690,000	1,671,085
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	360,000	364,751
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	90,000	93,967
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	551,974
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	1,690,000	1,294,609
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	1,150,000	1,217,764
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	210,000	232,698
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	860,000	894,688
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	1,100,000	1,180,955
Total Health Care Providers & Services				23,703,566
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	380,000	402,885
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	1,280,000	1,357,011
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	510,000	540,896
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,190,000	1,210,763
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	860,000	881,943
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	320,000	330,565
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	710,000	723,378
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	860,000	890,496
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	930,000	894,620
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,130,000	1,115,490
Total Pharmaceuticals				8,348,047

Total Health Care				41,718,943
Industrials — 7.6%
Aerospace & Defense — 1.8%
Boeing Co., Senior Notes	2.196%	2/4/26	1,130,000	1,088,602
Boeing Co., Senior Notes	3.100%	5/1/26	1,050,000	1,018,320
Boeing Co., Senior Notes	3.300%	3/1/35	590,000	474,054
Boeing Co., Senior Notes	3.750%	2/1/50	1,110,000	780,953
General Dynamics Corp., Senior Notes	4.250%	4/1/40	950,000	889,843
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	820,000	837,538
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	800,000	831,218
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	980,000	1,024,102
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	290,000	255,947
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	360,000	$318,399
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	560,000	569,225
Northrop Grumman Corp., Senior Notes	5.050%	11/15/40	530,000	530,345
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	204,454
RTX Corp., Senior Notes	6.100%	3/15/34	3,370,000	3,721,731
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	17,013
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	370,204
RTX Corp., Senior Notes	3.125%	7/1/50	390,000	279,605
RTX Corp., Senior Notes	3.030%	3/15/52	990,000	692,489
RTX Corp., Senior Notes	5.375%	2/27/53	740,000	761,102
Total Aerospace & Defense				14,665,144
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	5.900%	3/15/34	291,000	317,802
Commercial Services & Supplies — 0.2%
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	1,970,000	2,020,629 (a)
Construction & Engineering — 0.3%
Cellnex Finance Co. SA, Senior Notes	2.000%	9/15/32	1,600,000 EUR	1,596,261 (b)
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	653,946 (a)
Total Construction & Engineering				2,250,207
Electrical Equipment — 0.6%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	4,620,000	4,693,238
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	510,000	478,710
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	740,000	529,070
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	510,000	547,456
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	431,950
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	811,000	820,255 (a)
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,070,000	692,092
Union Pacific Corp., Senior Notes	3.750%	2/5/70	400,000	303,349
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	192,740
Total Ground Transportation				3,995,622
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.250%	3/1/54	710,000	741,064
Machinery — 0.1%
Esab Corp., Senior Notes	6.250%	4/15/29	590,000	606,702 (a)
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	560,000	600,200
Total Machinery				1,206,902
Passenger Airlines — 3.3%
Air Canada Pass-Through Trust	4.125%	5/15/25	414,344	411,330 (a)
Air Canada Pass-Through Trust	4.750%	5/15/25	3,225,544	3,178,586 (a)
Air Canada Pass-Through Trust	3.750%	12/15/27	399,249	386,287 (a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	641,828	641,844 (a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,478,490	1,473,560
American Airlines Group Inc. Pass-Through Trust	4.000%	7/15/25	104,087	102,548
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	120,984	115,025
American Airlines Group Inc. Pass-Through Trust	3.575%	1/15/28	1,114,845	1,076,575
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	850,000	$902,393 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	300,000	299,750 (a)
British Airways Pass-Through Trust	3.350%	6/15/29	335,028	314,283 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	640,000	605,507
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,362,500	1,354,431 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,165,000	1,163,965 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,892,000	1,916,944 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,750,000	3,692,770 (a)
United Airlines Inc. Pass-Through Trust	3.100%	10/7/28	1,399,526	1,276,428
United Airlines Pass-Through Trust	4.875%	1/15/26	732,240	725,986
United Airlines Pass-Through Trust	3.750%	9/3/26	314,440	308,199
United Airlines Pass-Through Trust	5.800%	1/15/36	2,766,770	2,914,596
US Airways Pass-Through Trust	4.625%	6/3/25	1,911,540	1,904,423
US Airways Pass-Through Trust	3.950%	11/15/25	1,922,209	1,898,558
Total Passenger Airlines				26,663,988
Professional Services — 0.2%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,530,000	1,544,604 (a)
Trading Companies & Distributors — 0.5%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	350,000	350,212 (d)
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	960,000	952,491 (c)(d)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	1,090,000	1,121,284 (a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,710,000	1,708,647 (a)
Total Trading Companies & Distributors				4,132,634

Total Industrials				62,231,834
Information Technology — 3.1%
Electronic Equipment, Instruments & Components — 0.3%
Jabil Inc., Senior Notes	5.450%	2/1/29	640,000	659,168
Vontier Corp., Senior Notes	1.800%	4/1/26	570,000	546,213
Vontier Corp., Senior Notes	2.400%	4/1/28	1,870,000	1,723,100
Total Electronic Equipment, Instruments & Components				2,928,481
IT Services — 0.3%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	1,750,000	1,538,691
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	810,000	653,442
Total IT Services				2,192,133
Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	820,000	859,031
Broadcom Inc., Senior Notes	4.150%	11/15/30	466,000	460,351
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	269,928
Broadcom Inc., Senior Notes	3.187%	11/15/36	1,131,000	959,030 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	630,000	629,748 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	1,890,000	1,967,212 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	2,300,000	2,409,631 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	660,000	459,529
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	4.900%	8/5/52	760,000	$667,188
Intel Corp., Senior Notes	3.200%	8/12/61	460,000	282,172
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	208,822
Micron Technology Inc., Senior Notes	2.703%	4/15/32	970,000	847,671
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	62,102
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	260,000	239,593
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	750,000	614,681
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	650,000	511,999
Total Semiconductors & Semiconductor Equipment				11,448,688
Software — 1.0%
Cadence Design Systems Inc., Senior Notes	4.700%	9/10/34	2,400,000	2,415,899
Oracle Corp., Senior Notes	4.700%	9/27/34	1,990,000	1,985,587
Oracle Corp., Senior Notes	4.000%	7/15/46	2,060,000	1,710,015
Oracle Corp., Senior Notes	6.900%	11/9/52	380,000	458,355
Oracle Corp., Senior Notes	5.550%	2/6/53	1,970,000	2,017,712
Total Software				8,587,568
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	457,000	569,455

Total Information Technology				25,726,325
Materials — 3.0%
Chemicals — 0.6%
OCP SA, Senior Notes	3.750%	6/23/31	690,000	620,774 (a)
OCP SA, Senior Notes	6.750%	5/2/34	1,170,000	1,258,171 (a)
OCP SA, Senior Notes	5.125%	6/23/51	440,000	359,119 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,550,000	1,640,801 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,450,000	1,025,780 (a)
Total Chemicals				4,904,645
Construction Materials — 0.3%
St. Marys Cement Inc. Canada, Senior Notes	5.750%	4/2/34	2,690,000	2,769,476 (a)
Containers & Packaging — 0.2%
Smurfit Kappa Treasury ULC, Senior Notes	5.200%	1/15/30	1,260,000	1,303,080 (a)
Metals & Mining — 1.9%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	1,400,000	1,396,390 (a)
Anglo American Capital PLC, Senior Notes	5.750%	4/5/34	400,000	417,774 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	401,351
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	450,000	485,215
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	280,000	351,912
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,010,000	1,048,539
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	392,052
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,520,000	1,169,859 (a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	1,270,000	1,113,627 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	2,960,000	2,930,379 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	439,697
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	690,000	727,692
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	690,000	662,077
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Volcan Cia Minera SAA, Senior Secured Notes	8.750%	1/24/30	1,580,000	$1,364,480 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	2,740,000	2,745,228
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	190,642
Total Metals & Mining				15,836,914

Total Materials				24,814,115
Real Estate — 0.7%
Health Care REITs — 0.0%††
Welltower OP LLC, Senior Notes	3.850%	6/15/32	610,000	580,832
Industrial REITs — 0.1%
Prologis LP, Senior Notes	5.000%	1/31/35	830,000	850,360
Office REITs — 0.2%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,070,000	885,938
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	370,000	247,297
Boston Properties LP, Senior Notes	5.750%	1/15/35	620,000	632,606
Total Office REITs				1,765,841
Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	620,000	592,612
Retail REITs — 0.3%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	1,488,000	1,269,310
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	107,290 (a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	1,019,759 (a)
Total Retail REITs				2,396,359

Total Real Estate				6,186,004
Utilities — 8.0%
Electric Utilities — 7.8%
Alabama Power Co., Senior Notes	5.850%	11/15/33	720,000	785,433
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	1,780,000	1,564,953 (a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	310,000	316,360
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,000,000	918,344
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	122,253
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	940,000	812,986 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	650,000	648,212 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	330,000	247,554 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	650,000	744,678
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	580,000	637,816
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	152,000	94,172
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	430,000	443,511
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,020,000	1,123,753
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	1,280,000	1,401,378
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	900,000	658,800
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	536,083
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	820,000	856,502
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	460,000	480,065
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	940,407 (c)(d)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	3,820,000	$3,791,706 (c)(d)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	490,000	501,966 (a)
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	750,000	809,617
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	360,000	330,210
FirstEnergy Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	505,956 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	570,000	575,224 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	1,230,000	1,260,655 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	830,000	837,611 (a)
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	1,230,000	1,249,567 (a)
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	206,002
Georgia Power Co., Senior Notes	5.250%	3/15/34	2,050,000	2,150,054
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	550,000	586,521
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	1,160,000	1,178,104
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	2,920,000	2,896,494 (a)
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	1,900,000	2,037,825 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	2,710,000	2,539,940 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	910,000	946,970 (a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	940,000	1,097,196
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.150%	6/1/32	330,000	322,924
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	1,040,000	1,121,944
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	424,007
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	2,110,000	2,247,616 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	630,000	590,538
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	386,122
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	690,000	604,780
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,680,000	1,910,637
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	1,220,000	1,289,876
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	348,442
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	291,200
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	810,000	587,130
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	1,210,000	1,386,650
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	2,990,000	3,108,853
Pampa Energia SA, Senior Notes	7.950%	9/10/31	490,000	498,207 (a)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	410,000	428,627
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	71,159
RWE Finance US LLC, Senior Notes	5.875%	4/16/34	2,680,000	2,802,999 (a)
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,122,635	1,130,686
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	970,000	859,192
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	41,832
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	650,000	549,365
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	790,000	615,543
Southern California Edison Co., First Mortgage Bonds	5.750%	4/15/54	1,020,000	1,092,147
Southern Co., Senior Notes	4.850%	3/15/35	2,080,000	2,097,810
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	870,000	$893,466
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	1,420,000	1,518,622 (a)
Total Electric Utilities				64,055,252
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	320,000	312,664 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	222,743
Total Independent Power and Renewable Electricity Producers				535,407
Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	380,000	395,404
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	570,635
Total Multi-Utilities				966,039

Total Utilities				65,556,698
Total Corporate Bonds & Notes (Cost — $694,281,816)				685,338,257
Asset-Backed Securities — 4.5%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	7.336%	4/17/35	1,070,000	1,072,320 (a)(d)
Apidos CLO, 2013-12A BRR (3 mo. Term SOFR + 1.450%)	6.751%	4/15/31	1,470,000	1,471,963 (a)(d)
Apidos CLO, 2017-26A A2R (3 mo. Term SOFR + 1.762%)	7.041%	7/18/29	530,000	530,465 (a)(d)
Ballyrock CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.862%)	7.144%	4/20/31	1,160,000	1,161,440 (a)(d)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	7.013%	4/15/29	1,200,000	1,201,364 (a)(d)
Carlyle Global Market Strategies CLO Ltd., 2015-5A A2R3 (3 mo. Term SOFR + 1.650%)	6.932%	1/20/32	1,240,000	1,242,081 (a)(d)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	585,449
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.044%	4/20/30	1,320,000	1,322,679 (a)(d)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	1,554,983	1,573,949 (a)
Dryden Senior Loan Fund, 2015-41A BR (3 mo. Term SOFR + 1.562%)	6.863%	4/15/31	2,710,000	2,712,103 (a)(d)
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	6.721%	11/22/31	1,230,000	1,231,917 (a)(d)
Goldentree Loan Management US CLO Ltd., 2019-5A BRR (3 mo. Term SOFR + 1.500%)	6.769%	10/20/32	1,020,000	1,020,713 (a)(d)
Goodgreen, 2022-1A A	3.840%	10/15/56	365,015	329,955 (a)
Goodgreen, 2023-1A A	5.900%	1/17/61	748,087	756,539 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	6.982%	1/20/31	1,010,000	1,011,676 (a)(d)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	402,619	418,982 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	601,819	562,273 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	241,386	221,775 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	1,286,287	1,179,734 (a)
Madison Park Funding Ltd., 2016-24A BR2 (3 mo. Term SOFR + 1.550%)	6.832%	10/20/29	1,610,000	1,611,964 (a)(d)
MVW LLC, 2021-1WA C	1.940%	1/22/41	657,654	624,296 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	178,523	168,017 (a)
Neuberger Berman CLO Ltd., 2018-30A BR (3 mo. Term SOFR + 1.662%)	6.944%	1/20/31	1,530,000	1,531,680 (a)(d)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	7.055%	7/30/31	1,790,000	1,792,506 (a)(d)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	6.192%	1/15/28	1,920,000	1,927,111 (a)(d)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.642%	1/15/28	570,000	571,846 (a)(d)
Regatta Funding Ltd., 2018-4A A2R (3 mo. Term SOFR + 1.550%)	6.835%	10/25/31	1,160,000	1,162,043 (a)(d)
Renew, 2023-1A A	5.900%	11/20/58	1,888,010	1,935,958 (a)
Renew, 2024-1A A	6.208%	11/20/59	4,341,240	4,522,245 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	454,962	$402,202 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	6.944%	7/20/32	1,280,000	1,276,715 (a)(d)

Total Asset-Backed Securities (Cost — $36,476,411)				37,133,960
Sovereign Bonds — 4.0%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	243,244	159,568
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,844,802	890,117
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	4,469,015	2,139,541 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	202,314	96,858 (b)
Total Argentina				3,286,084
Benin — 0.1%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	870,000	864,769 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	860,000	760,928 (a)
Brazil — 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	2,010,000	2,053,294
Colombia — 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	420,000	339,809
Israel — 0.8%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	600,000	526,628
Israel Government International Bond, Senior Notes	5.500%	3/12/34	6,030,000	6,074,109
Total Israel				6,600,737
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	1,780,000	1,829,951 (a)
Jordan — 0.6%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	5,120,000	5,062,211 (a)
Mexico — 0.9%
Mexican Bonos, Senior Notes	8.500%	11/18/38	79,670,000 MXN	3,728,744
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,850,000	2,909,540
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	940,000	741,817
Total Mexico				7,380,101
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,320,000	1,200,433 (a)
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	790,000	612,803
Poland — 0.2%
Bank Gospodarstwa Krajowego, Senior Notes	5.750%	7/9/34	1,580,000	1,659,363 (a)
Supranational — 0.2%
Africa Finance Corp., Senior Notes	3.125%	6/16/25	606,000	598,198 (b)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000	965,125 (a)
Total Supranational				1,563,323

Total Sovereign Bonds (Cost — $34,049,021)				33,213,806
Collateralized Mortgage Obligations(h) — 2.1%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	737,670	749,105 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	1,058,396	1,075,980 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	$1,411,518 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.680%	10/25/41	1,950,000	2,013,052 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	7.080%	11/25/41	190,000	192,122 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M1 (30 Day Average SOFR + 0.850%)	6.130%	12/25/41	627,863	627,188 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.780%	10/25/43	1,466,183	1,471,167 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.780%	10/25/43	2,160,000	2,203,851 (a)(d)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	1,190,000	1,259,354 (a)(d)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.429%	3/15/41	1,270,000	1,270,060 (a)(d)
GS Mortgage Securities Corp., 2023-SHIP A	4.466%	9/10/38	660,000	654,927 (a)(d)
GS Mortgage Securities Corp., 2023-SHIP B	5.101%	9/10/38	1,000,000	996,626 (a)(d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	1,040,000	1,148,241 (a)(d)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	2,017,344	2,061,182 (a)

Total Collateralized Mortgage Obligations (Cost — $16,730,048)				17,134,373
Senior Loans — 1.5%
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.595%	2/6/31	1,810,900	1,813,589 (d)(i)(j)

Financials — 0.3%
Insurance — 0.3%
Truist Insurance Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.854%	5/6/31	2,740,000	2,740,288 (d)(i)(j)

Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.032%	10/20/27	478,336	487,782 (d)(i)(j)

Materials — 0.3%
Paper & Forest Products — 0.3%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	6.695%	9/7/27	2,018,262	2,022,328 (d)(i)(j)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	8.710%	4/20/28	185,981	186,137 (d)(i)(j)

Total Materials				2,208,465
Utilities — 0.6%
Electric Utilities — 0.2%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 2.000%)	7.264%	4/16/31	1,960,150	1,965,786 (d)(i)(j)
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.595%	4/30/31	3,253,650	3,267,071 (d)(i)(j)

Total Utilities				5,232,857
Total Senior Loans (Cost — $12,415,102)				12,482,981
Municipal Bonds — 0.7%
California — 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	723,168
Regents of the University of California, CA, Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	1,098,166
Total California				1,821,334
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Florida — 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	$268,197
New York — 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	781,492
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	470,000	586,598
Texas — 0.3%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	2,172,890	2,248,796

Total Municipal Bonds (Cost — $5,972,531)				5,706,417
Mortgage-Backed Securities — 0.6%
FHLMC — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost — $4,624,818)	5.500%	7/1/53	4,616,580	4,695,640
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Banks — 0.1%
KeyCorp, Non Voting Shares (6.200% to 12/15/27 then 5 year Treasury Constant Maturity Rate + 3.132%)	6.200%		33,424	818,888 (d)
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	8.570%		15,675	386,781 (d)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		49,247	1,207,536 (d)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		24,654	558,413 (d)
Total Mortgage Real Estate Investment Trusts (REITs)				1,765,949

Total Preferred Stocks (Cost — $2,974,950)				2,971,618
		Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.2%
U.S. Government Obligations — 0.2%
U.S. Treasury Notes	3.625%	8/31/29	410,000	411,281
U.S. Treasury Notes	3.875%	8/15/34	1,130,000	1,138,034

Total U.S. Government & Agency Obligations (Cost — $1,550,771)				1,549,315
Total Investments — 97.5% (Cost — $809,075,468)				800,226,367
Other Assets in Excess of Liabilities — 2.5%				20,145,818
Total Net Assets — 100.0%				$820,372,185

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	2,164	12/24	$237,829,966	$237,786,401	$(43,565)
U.S. Treasury Long-Term Bonds	375	12/24	47,007,986	46,570,312	(437,674)
U.S. Treasury Ultra Long-Term Bonds	341	12/24	45,767,113	45,384,969	(382,144)
					(863,383)
Contracts to Sell:
Euro-Bund	16	12/24	2,369,118	2,402,979	(33,861)
U.S. Treasury 2-Year Notes	4	12/24	835,493	832,969	2,524
U.S. Treasury 10-Year Notes	163	12/24	18,646,840	18,627,844	18,996
U.S. Treasury Ultra 10-Year Notes	612	12/24	72,680,449	72,397,691	282,758
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Corporate Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
United Kingdom Long Gilt Bonds	29	12/24	$3,826,698	$3,816,283	$10,415
					280,832
Net unrealized depreciation on open futures contracts					$(582,551)
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,000,000	USD	734,201	Goldman Sachs Group Inc.	10/2/24	$(133)
BRL	18,953,674	USD	3,478,951	Goldman Sachs Group Inc.	10/2/24	(629)
BRL	22,953,674	USD	4,163,229	Goldman Sachs Group Inc.	10/2/24	49,161
USD	725,953	BRL	4,000,000	Goldman Sachs Group Inc.	10/2/24	(8,115)
USD	3,459,331	BRL	18,953,674	Goldman Sachs Group Inc.	10/2/24	(18,991)
USD	4,213,152	BRL	22,953,674	Goldman Sachs Group Inc.	10/2/24	762
USD	1,885,575	EUR	1,733,369	Bank of America N.A.	10/18/24	(45,424)
JPY	404,350,486	USD	2,553,790	Citibank N.A.	10/18/24	267,003
USD	6,009,178	GBP	4,680,566	Goldman Sachs Group Inc.	10/18/24	(248,455)
USD	309,946	MXN	6,000,000	Goldman Sachs Group Inc.	10/18/24	6,092
MXN	13,016,497	USD	669,086	JPMorgan Chase & Co.	10/18/24	(9,900)
MXN	37,141,000	USD	2,033,218	JPMorgan Chase & Co.	10/18/24	(152,311)
BRL	18,953,674	USD	3,446,988	Goldman Sachs Group Inc.	11/4/24	17,892
Net unrealized depreciation on open forward foreign currency contracts						$(143,048)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open swap contracts:
OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at September 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 5.092%, due 11/16/24)[4]	4,500,000EUR	12/20/24	0.373%	1.000% quarterly	$6,999	$1,945	$5,054

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

 Western Asset Corporate Bond Fund
OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at September 30, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Mercedes-Benz Group AG, 1.000%, due 11/15/27)	4,500,000EUR	12/20/24	0.176%	1.000% quarterly	$(9,203)	$(3,711)	$(5,492)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at September 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Calpine Corp., 5.125%, due 3/15/28	$5,000,000	12/20/29	1.623%	5.000% quarterly	$776,251	$746,735	$29,516

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]	Variable rate security. Interest rate disclosed is as of the most recent information available.
[5]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:
EUR	—	Euro
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Corporate Bond Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$181,138,886	$683,700	$181,822,586
Other Corporate Bonds & Notes	—	503,515,671	—	503,515,671
Asset-Backed Securities	—	37,133,960	—	37,133,960
Sovereign Bonds	—	33,213,806	—	33,213,806
Collateralized Mortgage Obligations	—	17,134,373	—	17,134,373
Senior Loans	—	12,482,981	—	12,482,981
Municipal Bonds	—	5,706,417	—	5,706,417
Mortgage-Backed Securities	—	4,695,640	—	4,695,640
Preferred Stocks:
Financials	$2,584,837	386,781	—	2,971,618
U.S. Government & Agency Obligations	—	1,549,315	—	1,549,315
Total Investments	$2,584,837	$796,957,830	$683,700	$800,226,367
Other Financial Instruments:
Futures Contracts††	$314,693	—	—	$314,693
Forward Foreign Currency Contracts††	—	$340,910	—	340,910
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	6,999	—	6,999
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	29,516	—	29,516
Total Other Financial Instruments	$314,693	$377,425	—	$692,118
Total	$2,899,530	$797,335,255	$683,700	$800,918,485
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$897,244	—	—	$897,244
Forward Foreign Currency Contracts††	—	$483,958	—	483,958
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	9,203	—	9,203
Total	$897,244	$493,161	—	$1,390,405

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.

Western Asset Corporate Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$28,530,796	$142,408,660	142,408,660	$170,939,456	170,939,456

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$173,142	—	—

Western Asset Corporate Bond Fund 2024 Quarterly Report